As filed with the U.S. Securities and Exchange Commission on August 18, 2016

1933 Act File No. 333-132380

1940 Act File No. 811-21864

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 566	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 568	☒
(Check appropriate box or boxes.)

WISDOMTREE TRUST

(Exact Name of Registrant as Specified in Charter)

245 Park Avenue

35th Floor

New York, NY 10167

(Address of Principal Executive Offices) (Zip Code)

1-866-909-9473

(Registrant’s Telephone Number, including Area Code)

JONATHAN STEINBERG

WISDOMTREE TRUST

245 Park Avenue

35th Floor

New York, NY 10167

(Name and Address of Agent for Service)

Copies to:

W. John McGuire Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004	Ryan Louvar WisdomTree Asset Management, Inc. 245 Park Avenue, 35th Floor New York, NY 10167

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b).
☐	On (date) pursuant to paragraph (b)(1)(iii).
☐	60 days after filing pursuant to paragraph (a)(1).
☐	On (date) pursuant to paragraph (a)(1).
☐	75 days after filing pursuant to paragraph (a)(2).
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 566 relates to the WisdomTree Total Dividend Fund, WisdomTree LargeCap Dividend Fund, WisdomTree MidCap Dividend Fund, WisdomTree SmallCap Dividend Fund, WisdomTree High Dividend Fund, WisdomTree Dividend ex-Financials Fund, WisdomTree U.S. Quality Dividend Growth Fund, WisdomTree U.S. SmallCap Quality Dividend Growth Fund, WisdomTree Total Earnings Fund, WisdomTree Earnings 500 Fund, WisdomTree MidCap Earnings Fund, WisdomTree SmallCap Earnings Fund, WisdomTree LargeCap Value Fund, WisdomTree Global High Dividend Fund, WisdomTree Global Natural Resources Fund, WisdomTree Global ex-U.S. Quality Dividend Growth Fund, WisdomTree Global ex-U.S. Utilities Fund, WisdomTree Global ex-U.S. Real Estate Fund, WisdomTree Asia Pacific ex-Japan Fund, WisdomTree Commodity Country Equity Fund, WisdomTree Emerging Markets High Dividend Fund, WisdomTree Emerging Markets SmallCap Dividend Fund, WisdomTree Emerging Markets Consumer Growth Fund, WisdomTree Emerging Markets Quality Dividend Growth Fund, WisdomTree Emerging Markets ex-State-Owned Enterprises Fund, WisdomTree India Earnings Fund, WisdomTree Middle East Dividend Fund, WisdomTree China ex-State-Owned Enterprises Fund, WisdomTree International Equity Fund, WisdomTree International High Dividend Fund, WisdomTree International LargeCap Dividend Fund, WisdomTree International MidCap Dividend Fund, WisdomTree International SmallCap Dividend Fund, WisdomTree International Dividend ex-Financials Fund, WisdomTree Europe Quality Dividend Growth Fund, WisdomTree Europe SmallCap Dividend Fund, WisdomTree Japan Quality Dividend Growth Fund, WisdomTree Japan SmallCap Dividend Fund, WisdomTree Australia Dividend Fund, WisdomTree Japan Hedged Equity Fund, WisdomTree Japan Hedged Quality Dividend Growth Fund, WisdomTree Japan Hedged SmallCap Equity Fund, WisdomTree Europe Hedged Equity Fund, WisdomTree Europe Hedged SmallCap Equity Fund, WisdomTree United Kingdom Hedged Equity Fund, WisdomTree Germany Hedged Equity Fund, WisdomTree Korea Hedged Equity Fund, WisdomTree Japan Hedged Financials Fund, WisdomTree Japan Hedged Real Estate Fund, WisdomTree Japan Hedged Capital Goods Fund, WisdomTree Japan Hedged Health Care Fund, WisdomTree Japan Hedged Tech, Media and Telecom Fund, WisdomTree Global ex-U.S. Hedged Dividend Fund, WisdomTree Global ex-U.S. Hedged Real Estate Fund, WisdomTree International Hedged Equity Fund, WisdomTree International Hedged SmallCap Dividend Fund and WisdomTree International Hedged Quality Dividend Growth Fund (the “Funds”), each a separate series of WisdomTree Trust (the “Trust”). The sole purpose of the filing is to file as an Exhibit to the Trust’s Registration Statement, risk/return summary information in interactive data format for the Funds.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 566 to Registration Statement No. 333-132380 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 18th day of August, 2016.

WISDOMTREE TRUST
(Registrant)

By:	/s/ Jonathan Steinberg*
Jonathan Steinberg
President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 566 to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

Signatures	Title	Date

/s/ Jonathan Steinberg*	President (Principal Executive Officer)	August 18, 2016
Jonathan Steinberg	and Trustee

/s/ David Castano*	Treasurer (Principal Financial and	August 18, 2016
David Castano	Accounting Officer)

/s/ David Chrencik*	Trustee	August 18, 2016
David Chrencik

/s/ Joel Goldberg*	Trustee	August 18, 2016
Joel Goldberg

/s/ Toni Massaro*	Trustee	August 18, 2016
Toni Massaro

/s/ Melinda Raso Kirstein*	Trustee	August 18, 2016
Melinda Raso Kirstein

/s/ Victor Ugolyn*	Trustee	August 18, 2016
Victor Ugolyn

*By:	/s/ Sarah English
Sarah English
(Attorney-in-Fact)

Exhibit Index

Exhibit No.

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase